SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2021
Summary Of Significant Accounting Policies
SCHEDULE OF FINANCIAL ADJUSTMENTS

Extract from the Consolidated Statements of Profit or Loss and Other Comprehensive Income/(Loss)

	Year ended June 30, 2020	Revision	Year ended June 30, 2020 Revised
	$	$	$
Fair value gains on financial instruments	195,845	(195,845)	—
Loss from operations before income tax	(6,098,930)	(195,845)	(6,294,775)
Loss for the year	(6,098,930)	(195,845)	(6,294,775)
Total comprehensive loss for the year	(6,132,105)	(195,845)	(6,327,950)

Loss per share (cents per share)
Basic and diluted net loss per ordinary share	(0.15)		(0.15)
Weighted-average shares outstanding	4,155,017,525		4,155,017,525

Extract from the Consolidated Balance Sheet

	2020	Revision	2020 Revised
	$	$	$
Non-Current Liabilities
Other financial liabilities	977,237	(977,237)	—
Total Non-Current Liabilities	1,220,037	(977,237)	242,800
TOTAL LIABILITIES	2,617,609	(977,237)	1,640,372
NET ASSETS	13,015,370	977,237	13,992,607

EQUITY
Reserves	8,755,489	1,173,082	9,928,571
Accumulated losses	(135,851,192)	(195,845)	(136,047,037)
TOTAL EQUITY	13,015,370	977,237	13,992,607

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

(a) Basis of preparation (cont.)

Other Gains / (Losses)

	2020 $	Revision $	2020 Revised $
Net foreign exchange gains/(losses)	(5,522)	—	(5,522)
Fair value gains on financial liabilities through profit or loss	195,845	(195,845)	—
Net impairment losses	—	—	—
Total other gains / (losses)	190,323	(195,845)	(5,522)

Loss per Share

	2020 $	Revision $	2020 Revised $
Loss for the year attributable to the owners of Genetic Technologies Limited	(6,098,930)	(195,845)	(6,294,775)
Weighted average number of Ordinary Shares used in calculating loss per share (number of shares)	4,155,017,525	—	4,155,017,525

Reserves

	2020 $	Revision $	2020 Revised $
Foreign currency translation	756,423	—	756,423
Share-based payments	7,999,066	1,173,082	9,172,148
Total reserves	8,755,489	1,173,082	9,928,571
Reconciliation of foreign currency translation reserve
Balance at the beginning of the financial year	789,598	—	789,598
Add: net currency translation gain / (loss)	(33,175)	—	(33,175)
Balance at the end of the financial year	756,423	—	756,423
Reconciliation of share-based payments reserve
Balance at the beginning of the financial year	5,220,334	—	5,220,334
Add: share-based payments expense	67,542	195,845	263,387
Add: Issue of options/warrants to underwriters	2,793,174	977,237	3,770,411
Less: Reversal of Performance Rights expenses in prior year	(81,984)	—	(81,984)
Balance at the end of the financial year	7,999,066	1,173,082	9,172,148

Accumulated Losses

2021	2020	Revision	2020 Revised
	$	$	$

Balance at the beginning of the financial year	(129,737,550)	—	(129,737,550)
Add: Initial adoption of IFRS 16	(14,712)	—	(14,712)
Add: net loss attributable to owners of Genetic Technologies Limited	(6,098,930)	(195,845)	(6,294,775)
Balance at the end of the financial year	(135,851,192)	(195,845)	(136,047,037)

SCHEDULE OF ESTIMATED USEFUL LIFE
Plant and equipment	3 - 5 years
Furniture, fittings and equipment	3 - 5 years
Leasehold improvements	1 - 3 years (lease term)
Leased plant and equipment	3 years (lease term)